Convertible Notes at Net Carrying Value at Date of Issuance (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Fair value allocated to warrants (Note 22)	¥ 3,742,271	$ 575,177	¥ 16,357,737	¥ 57,300,000
Beneficial conversion feature				52,700,000	$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal Amount				260,068,680	40,050,000
Fair value allocated to warrants (Note 22)				57,285,780	8,821,883
Beneficial conversion feature				52,679,692	8,112,556
Issuance Cost				20,779,520	3,200,000
Net carrying value				¥ 129,323,688	$ 19,915,561